Intangible assets and goodwill (Tables)	3 Months Ended
Mar. 31, 2017
Intangible assets and goodwill
Schedule of gross carrying amount of in process research and development and goodwill

The gross carrying amount of in‑process research and development, acquired developed product rights and goodwill is as follows (in thousands):

	As of March 31, 2017
	Beginning of Period	Additions	Amortization	End of Period
IPR&D	$20,723	$—	$—	$20,723
Acquired product rights	40,177	—	(1,256)	38,921
Goodwill	7,256	—	—	7,256
Total	$68,156	$—	$(1,256)	$66,900

	As of December 31, 2016
	Beginning of Period	Additions	Impairment	End of Period
IPR&D	$36,551	$—	$(15,828)	$20,723
Acquired product rights	—	40,177	—	40,177
Goodwill	7,256	—	—	7,256
Total	$43,807	$40,177	$(15,828)	$68,156